Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Federal income tax at statutory rate	34.00%	34.00%	34.00%
Tax-exempt income	(5.50%)	(7.50%)	(4.80%)
Dividends received deduction	(1.20%)	(1.40%)	(0.50%)
Federal tax credits	(0.30%)	(0.30%)	(0.30%)
Merge related expenses	2.20%
Other, net	3.00%	2.00%	2.40%
Effective tax rates	32.20%	26.80%	30.80%